Short-term investment - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Maturities of Time Deposits, Description	the time deposits with original maturities between three months and one year
Time deposits, Interest income	$ 2.4
Minimum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	3 months
Maximum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	1 year